Shareholders' Equity (Stock Option Summary) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	192,130	272,750	413,087	257,425
Options exercisable, number of options	78,130
$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 15.28
Options outstanding, number of options	192,130
Options outstanding, weighted average remaining contractual life (in years)	5 years 8 months 12 days
Options exercisable, number of options	78,130
Options exercisable, weighted average remaining contractual life (in years)	5 years 8 months 12 days